FINANCIAL INSTRUMENTS (Details 27) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 17,934
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 413,238
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 697
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Full Guarantee, of Arauco North America, Inc.
Description of assets pledged	0
Description of functional currency	U.S. dollar
Financial guarantee granted	$ 210,000
Name of guarantor	Bank Itaú Corpbanca – NY Branch
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 317
Name of guarantor	Railways
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco Forest Brasil S.A.
Description of assets pledged	0
Description of functional currency	Brazilian real
Financial guarantee granted	$ 43,689
Name of guarantor	Banco Safra S.A.
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 15,351
Name of guarantor	Sociedad Concesionaria Autopista Costa Arauco S.A.
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Mahal Empreendimentos e Participações S.A.
Description of assets pledged	0
Description of functional currency	Brazilian real
Financial guarantee granted	$ 31,464
Name of guarantor	Banco Safra S.A.
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Investigaciones Forestales Bioforest SpA.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 213
Name of guarantor	Innova Chile
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco Celulose do Brasil S.A.
Description of assets pledged	0
Description of functional currency	Brazilian real
Financial guarantee granted	$ 74,810
Name of guarantor	Itaú Unibanco S.A.
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Investigaciones Forestales Bioforest SpA.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	U.F.
Financial guarantee granted	$ 1,356
Name of guarantor	Innova Chile
Financial guarantee five [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco Celulose do Brasil S.A.
Description of assets pledged	0
Description of functional currency	Brazilian real
Financial guarantee granted	$ 53,275
Name of guarantor	Bank BTG Pactual S.A.